CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,485	$ 7,610
Marketable and other securities	19,703	11,585
Trade receivables	6,482	6,624
Inventories	4,082	3,183
Other current assets	2,238	3,197
T o t a l current assets	35,990	32,199
LONG-TERM INVESTMENTS:
Marketable and other securities		16,351
Severance pay fund	3,248	3,611
Total long-term investments	3,248	19,962
PROPERTY AND EQUIPMENT, net	1,050	923
DEFERRED ISSUANCE COSTS, net	34	173
T o t a l assets	40,322	53,257
CURRENT LIABILITIES:
Trade payables	2,988	3,778
Accrued expenses and other payables	6,178	6,910
Deferred income	1,478	909
Convertible subordinated notes, Series A (note 4)	24,682
T o t a l current liabilities	35,326	11,597
LONG-TERM LIABILITIES:
Accrued severance pay and other	3,944	4,446
Deferred Income	778	1,024
Convertible subordinated notes (note 4)	4,389	24,938
T o t a l long-term liabilities	9,111	30,408
COMMITMENTS AND CONTINGENT LIABILITY (note 5)
T o t a l liabilities	44,437	42,005
EQUITY (CAPITAL DEFIICIENCY) (note 6):
Share capital - ordinary shares of no par value (authorized: December 31, 2010 - 75,000,000 shares; December 31, 2011 - 95,000,000; issued: December 31, 2010 - 25,128,358 shares; December 31, 2011 - 25,406,095 shares; outstanding: December 31, 2010 - 22,483,519 shares; December 31, 2011 - 22,761,256 shares) and additional paid in capital	360,190	358,589
Warrants	3,588	3,428
Accumulated deficit	(362,454)	(345,065)
Accumulated other comprehensive income (loss)	205	(56)
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
T o t a l equity (capital deficiency)	(4,115)	11,252
T o t a l liabilities and equity (capital deficiency)	40,322	53,257
Convertible Subordinated Notes Series A [Member]
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)	24,938
Convertible Subordinated Notes Series B [Member]
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)		$ 4,389